PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2012	2013
Prepaid rent and other prepaid expenses	$8,467	$11,258
Advances to suppliers	2,449	2,969
Deposits	1,213	2,031
Accrued interests receivable	793	717
Advances to employees	1,055	680
Prepayment for building and property	13,283	—
Other current assets	1,235	1,007

Total	$28,495	$18,662